MORGAN KEEGAN SELECT FUND, INC.

                Supplement dated March 7, 2002 to the Prospectus
                             dated November 1, 2001


      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS FOR MORGAN KEEGAN SELECT FUND, INC. AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

      Effective March 7, 2002, the names of the funds in Morgan Keegan Select Fund, Inc. will change as follows:


      Morgan Keegan Select Capital Growth Fund will change its name to:
            Regions Morgan Keegan Select Capital Growth Fund

      Morgan Keegan Select Financial Fund will change its name to:
            Regions Morgan Keegan Select Financial Fund

      Morgan Keegan Intermediate Bond Fund will change its name to:
            Regions Morgan Keegan Select Intermediate Bond Fund

       Morgan Keegan High Income Fund will change its name to:
            Regions Morgan Keegan Select High Income Fund


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         MORGAN KEEGAN SELECT FUND, INC.

                    Morgan Keegan Select Capital Growth Fund

    Supplement dated March 7, 2002 to the Statement of Additional Information
                             dated November 1, 2001

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR MORGAN KEEGAN SELECT CAPITAL GROWTH FUND AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

      Effective March 7, 2002, the name of Morgan Keegan Select Capital Growth Fund will change to:

                Regions Morgan Keegan Select Capital Growth Fund


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         MORGAN KEEGAN SELECT FUND, INC.

                       Morgan Keegan Select Financial Fund

    Supplement dated March 7, 2002 to the Statement of Additional Information
                             dated November 1, 2001

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR MORGAN KEEGAN SELECT FINANCIAL FUND AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

      Effective March 7, 2002, the name of Morgan Keegan Select Financial Fund will change to:

                 Regions Morgan Keegan Select Financial Fund


                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         MORGAN KEEGAN SELECT FUND, INC.

                      Morgan Keegan Intermediate Bond Fund
                         Morgan Keegan High Income Fund

    Supplement dated March 7, 2002 to the Statement of Additional Information
                             dated November 1, 2001

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR MORGAN KEEGAN INTERMEDIATE BOND FUND AND MORGAN KEEGAN HIGH INCOME FUND (THE "FUNDS") AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

      Effective March 7, 2002, the name of the Funds will change as follows:

      Morgan Keegan Intermediate Bond Fund will change to:

                  Regions Morgan Keegan Select Intermediate Bond Fund

      Morgan Keegan High Income Fund will change to:

                  Regions Morgan Keegan Select High Income Fund


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE